Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Statement Line Items [Line Items]
Net interest income	$ 24,609	$ 17,242	$ 48,883	$ 34,127
Non-interest income	2,076	1,393	3,720	2,774
Total revenue	26,685	18,635	52,603	36,901
Provision for credit losses	237	78	622	80
Revenue less provision for credit loss	26,448	18,557	51,981	36,821
Non-interest expenses:
Salaries and benefits	8,429	6,726	16,686	12,809
General and administrative	3,316	4,019	6,442	7,643
Premises and equipment	981	1,022	1,933	1,951
Noninterest expense	12,726	11,767	25,061	22,403
Income (loss) before income taxes	13,722	6,790	26,920	14,418
Income tax provision	3,459	1,847	7,240	3,909
Net income (loss)	10,263	4,943	19,680	10,509
Total assets	3,729,393	2,692,146	3,729,393	2,692,146	$ 3,265,998
Total liabilities	3,372,874	2,350,732	3,372,874	2,350,732	$ 2,915,323
Net interest income	24,609	17,242	48,883	34,127
Non-interest income	2,076	1,393	3,720	2,774
Total revenue	26,685	18,635	52,603	36,901
Provision for credit losses	237	78	622	80
Revenue less provision for credit loss	26,448	18,557	51,981	36,821
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	(192)	(42)	(383)	(83)
Total revenue	(192)	(42)	(383)	(83)
Provision for credit losses	0	0	0	0
Revenue less provision for credit loss	(192)	(42)	(383)	(83)
Non-interest expenses:
Salaries and benefits	0	0	0	0
General and administrative	(192)	(42)	(383)	(83)
Premises and equipment	0	0	0	0
Noninterest expense	(192)	(42)	(383)	(83)
Income (loss) before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net income (loss)	0	0	0	0
Total assets	(15,758)	(21,750)	(15,758)	(21,750)
Total liabilities	(22,797)	(20,605)	(22,797)	(20,605)
Net interest income	0	0	0	0
Non-interest income	(192)	(42)	(383)	(83)
Total revenue	(192)	(42)	(383)	(83)
Provision for credit losses	0	0	0	0
Revenue less provision for credit loss	(192)	(42)	(383)	(83)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	24,609	17,242	48,883	34,127
Non-interest income	122	1	124	2
Total revenue	24,731	17,243	49,007	34,129
Provision for credit losses	237	78	622	80
Revenue less provision for credit loss	24,494	17,165	48,385	34,049
Non-interest expenses:
Salaries and benefits	6,930	5,586	13,614	11,025
General and administrative	3,131	3,761	5,993	7,243
Premises and equipment	612	659	1,235	1,241
Noninterest expense	10,673	10,006	20,842	19,509
Income (loss) before income taxes	13,821	7,159	27,543	14,540
Income tax provision	3,991	1,744	7,780	3,706
Net income (loss)	9,830	5,415	19,763	10,834
Total assets	3,719,592	2,692,510	3,719,592	2,692,510
Total liabilities	3,366,614	2,347,610	3,366,614	2,347,610
Net interest income	24,609	17,242	48,883	34,127
Non-interest income	122	1	124	2
Total revenue	24,731	17,243	49,007	34,129
Provision for credit losses	237	78	622	80
Revenue less provision for credit loss	24,494	17,165	48,385	34,049
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	2,146	1,434	3,979	2,855
Total revenue	2,146	1,434	3,979	2,855
Provision for credit losses	0	0	0	0
Revenue less provision for credit loss	2,146	1,434	3,979	2,855
Non-interest expenses:
Salaries and benefits	1,499	1,140	3,072	1,784
General and administrative	377	300	832	483
Premises and equipment	369	363	698	710
Noninterest expense	2,245	1,803	4,602	2,977
Income (loss) before income taxes	(99)	(369)	(623)	(122)
Income tax provision	(532)	103	(540)	203
Net income (loss)	433	(472)	(83)	(325)
Total assets	25,559	21,386	25,559	21,386
Total liabilities	29,057	23,727	29,057	23,727
Net interest income	0	0	0	0
Non-interest income	2,146	1,434	3,979	2,855
Total revenue	2,146	1,434	3,979	2,855
Provision for credit losses	0	0	0	0
Revenue less provision for credit loss	$ 2,146	$ 1,434	$ 3,979	$ 2,855